Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents.
Cash and cash equivalents

Note 9: Cash and cash equivalents

Cash and cash equivalents break down:

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Cash	16,926	6,060	2,857
Cash equivalents	7,000	4,993	2,710
Total cash and cash equivalents	23,926	11,053	5,567

Cash equivalents correspond to term deposits complying with the provisions of IAS 7.6 and IAS 7.7, i.e. short-term, liquid investments that can be drawn down rapidly.